Expense Example, No Redemption - Allspring Special Global Small Cap Fund - (Allspring Special Global Small Cap Fund - Classes A, C, Administrator & Institutional) - Class C	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 220
Expense Example, No Redemption, 3 Years	706
Expense Example, No Redemption, 5 Years	1,218
Expense Example, No Redemption, 10 Years	$ 2,626